Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of due from related party

	December 31, 2025	December 31, 2024

Beijing Runmei Advertising Co., Ltd*	$—	$247,328
CRservices**	—	—
Total	$—	$247,328

*	The balance due from Runmei was $247,328 as of December 31, 2024, which was borrowed for working capital use, non-interest bearing and payable upon demand. Following its full settlement on March 28, 2025, the balance due from Runmei was nil as of December 31, 2025.
**	The balance due from CRservices was both nil as of December 31, 2025 and 2024, as the consideration of $1,279 for the disposal of Infobird HK on August 11, 2023, was fully settled on April 10, 2024.

Schedule of Related Party Transactions [Table Text Block]

	December 31, 2025	December 31, 2024

Due from discontinued operations	$—	$17,632,181
Less: Allowance for expected credit losses	—	(17,632,181)
Due from discontinued operations, net	$—	$—

Schedule of allowance for credit losses

	December 31, 2025	December 31, 2024

Beginning balance	$17,632,181	$17,632,181
Write off	(17,632,181)	—
Ending balance	$—	$17,632,181